Fair Value - Carrying Amount and Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Securities available for sale	$ 17,639	$ 18,516
Loans held for sale	623	1,210
Carrying Value [Member]
Financial assets
Cash and cash equivalents	25,152	61,436
Interest-bearing deposits in other financial institutions	2,726	1,984
Securities available for sale	17,639	18,516
Loans held for sale	623	1,210
Loans, net	153,043	151,160
FHLB stock	1,942	1,942
Accrued interest receivable	105	92
Yield maintenance provisions (embedded derivatives)	990	999
Interest rate lock commitments	45	39
Financial liabilities
Deposits	(173,508)	(217,049)
FHLB advances	(10,000)	(15,742)
Subordinated debentures	(5,155)	(5,155)
Accrued interest payable	(98)	(300)
Interest-rate swaps	(990)	(999)
Fair Value [Member]
Financial assets
Cash and cash equivalents	25,152	61,436
Interest-bearing deposits in other financial institutions	2,726	1,984
Securities available for sale	17,639	18,516
Loans held for sale	623	1,210
Loans, net	156,256	155,159
Accrued interest receivable	105	92
Yield maintenance provisions (embedded derivatives)	990	999
Interest rate lock commitments	45	39
Financial liabilities
Deposits	(175,286)	(219,235)
FHLB advances	(10,338)	(16,327)
Subordinated debentures	(2,999)	(2,810)
Accrued interest payable	(98)	(300)
Interest-rate swaps	(990)	(999)
Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and cash equivalents	25,152
Interest-bearing deposits in other financial institutions	2,726
Securities available for sale
Loans held for sale
Loans, net
FHLB stock
Accrued interest receivable	10
Yield maintenance provisions (embedded derivatives)
Interest rate lock commitments
Financial liabilities
Deposits	(75,340)
FHLB advances
Subordinated debentures
Accrued interest payable
Interest-rate swaps
Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial assets
Cash and cash equivalents
Securities available for sale	17,639
Loans held for sale	623
Loans, net
FHLB stock
Accrued interest receivable	95
Yield maintenance provisions (embedded derivatives)	990
Interest rate lock commitments	45
Financial liabilities
Deposits	(99,946)
FHLB advances	(10,338)
Subordinated debentures	(2,999)
Accrued interest payable	(98)
Interest-rate swaps	(990)
Fair Value [Member] | Significant Unobservable Inputs (Level 3) [Member]
Financial assets
Cash and cash equivalents
Interest-bearing deposits in other financial institutions
Securities available for sale
Loans held for sale
Loans, net	156,256
FHLB stock
Accrued interest receivable
Yield maintenance provisions (embedded derivatives)
Interest rate lock commitments
Financial liabilities
Deposits
FHLB advances
Subordinated debentures
Accrued interest payable
Interest-rate swaps